Shareholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Shareholders' Equity [Abstract]
Schedule of ordinary shares of the company confer on their holders voting rights
	June 30, 2022 (unaudited)		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary Shares	604,780	119,977	604,780	119,977

	December 31, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	604,780	119,977	620,780	119,977